Commitments and Contingencies - Additional Information - Shuttle Tankers (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments	$ 34,503	$ 30,211
Shuttle Tanker [Member]
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	15 years
Number of vessels | Vessel	3
Estimated cost of project	$ 368,000
Payments made towards commitments	33,200
Purchase obligation due (remainder of 2015)	3,200
Purchase obligation due in 2016	55,200
Purchase obligation due in 2017	207,500
Purchase obligation due in 2018	$ 68,600
Shuttle Tanker [Member] | Order or Production Backlog [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	1
Shuttle Tanker [Member] | Delivery in Third Quarter of 2015 [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	1
Shuttle Tanker [Member] | Delivery in Fourth Quarter of 2017 Through First Half of 2018 [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	3